IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 640,201	$ 645,321
Securities received as collateral from securities financing and derivative transactions	312,337	296,748
Total liquid assets	952,538	942,069
Encumbered liquid assets	351,009	357,542
Unencumbered liquid assets	601,529	584,527
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	155,509	163,269
Securities received as collateral from securities financing and derivative transactions	111,203	117,083
Total liquid assets	266,712	280,352
Encumbered liquid assets	112,654	110,064
Unencumbered liquid assets	154,058	170,288
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	484,692	482,052
Securities received as collateral from securities financing and derivative transactions	201,134	179,665
Total liquid assets	685,826	661,717
Encumbered liquid assets	238,355	247,478
Unencumbered liquid assets	447,471	$ 414,239
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	21,197
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	21,197
Encumbered liquid assets	1,143
Unencumbered liquid assets	20,054
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	112,936
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	112,936
Encumbered liquid assets	202
Unencumbered liquid assets	112,734
Obligations of government, federal agencies, public sector entities, and multilateral development banks [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	114,129
Securities received as collateral from securities financing and derivative transactions	99,988
Total liquid assets	214,117
Encumbered liquid assets	88,361
Unencumbered liquid assets	125,756
Obligations of government, federal agencies, public sector entities, and multilateral development banks [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	223,076
Securities received as collateral from securities financing and derivative transactions	141,884
Total liquid assets	364,960
Encumbered liquid assets	151,044
Unencumbered liquid assets	213,916
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	14,618
Securities received as collateral from securities financing and derivative transactions	5,302
Total liquid assets	19,920
Encumbered liquid assets	16,926
Unencumbered liquid assets	2,994
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	58,390
Securities received as collateral from securities financing and derivative transactions	38,475
Total liquid assets	96,865
Encumbered liquid assets	54,332
Unencumbered liquid assets	42,533
Other debt securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	5,565
Securities received as collateral from securities financing and derivative transactions	5,913
Total liquid assets	11,478
Encumbered liquid assets	6,224
Unencumbered liquid assets	5,254
Other debt securities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	70,534
Securities received as collateral from securities financing and derivative transactions	16,999
Total liquid assets	87,533
Encumbered liquid assets	26,348
Unencumbered liquid assets	61,185
Other securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	19,756
Securities received as collateral from securities financing and derivative transactions	3,776
Total liquid assets	23,532
Encumbered liquid assets	6,429
Unencumbered liquid assets	17,103
U.S. government obligations [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	70,534
Securities received as collateral from securities financing and derivative transactions	16,999
Total liquid assets	87,533
Encumbered liquid assets	26,348
Unencumbered liquid assets	$ 61,185